Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 343,299,043	$ 52,284,721
Highly liquid investments	51,728,461	36,557,105
Total of cash and cash equivalents	$ 395,027,504	$ 88,841,826	$ 93,129,060	$ 68,747,376